CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY BALANCE SHEETS (Details) - USD ($)	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 49,098,841		$ 10,336,467	$ 10,689,462
Total current assets	172,189,090		111,747,188
Other non-current assets	1,538,996		1,990,266
Total assets	178,460,376		117,772,408
Current liabilities
Accrued expenses and other current liabilities	10,516,988		4,294,370
Amounts due to related parties	16,233,461		17,423,200
Total liabilities	93,769,928		75,147,922
Commitments and contingencies (Note 26)
Mezzanine equity:
Redeemable non-controlling interests (redemption amount of US$ 6,993,038 as of December 31, 2018)		$ 6,678,219	6,393,530
Total mezzanine equity			74,847,036
Stockholders’ (deficit)/equity:
Subscription receivables			(9,261,300)
Accumulated other comprehensive loss	(2,264,635)		(1,420,369)
Accumulated deficit	(19,556,137)		(21,852,692)
Total ECMOHO Limited shareholders’ (deficit)/equity	84,124,893		(32,533,454)
Total liabilities, mezzanine equity and shareholders’ (deficit)/equity	178,460,376		117,772,408
Class A-1 Convertible Redeemable Preferred Shares
Mezzanine equity:
Convertible Redeemable Preferred Shares			19,495,152
Class A-2 Convertible Redeemable Preferred Shares
Mezzanine equity:
Convertible Redeemable Preferred Shares			26,083,210
Series A Convertible Redeemable Preferred Shares
Mezzanine equity:
Convertible Redeemable Preferred Shares			22,875,144
Class A Ordinary Shares
Stockholders’ (deficit)/equity:
Ordinary Shares	635		155
Class B Ordinary Shares
Stockholders’ (deficit)/equity:
Ordinary Shares	752		752
ECMOHO LIMITED
Current assets:
Cash and cash equivalents	43,806,283		3,941
Total current assets	43,806,283		3,941
Investments in subsidiaries, VIEs and VIEs’ subsidiary	50,520,768		42,485,754
Other non-current assets			401,109
Total assets	94,327,051		42,890,804
Current liabilities
Accrued expenses and other current liabilities	6,178,925		577,222
Amounts due to related parties	4,023,233
Total liabilities	10,202,158		577,222
Commitments and contingencies (Note 26)
Mezzanine equity:
Redeemable non-controlling interests (redemption amount of US$ 6,993,038 as of December 31, 2018)			6,393,530
Total mezzanine equity			74,847,036
Stockholders’ (deficit)/equity:
Additional paid in capital	105,944,278
Subscription receivables			(9,261,300)
Accumulated other comprehensive loss	(2,264,635)		(1,420,369)
Accumulated deficit	(19,556,137)		(21,852,692)
Total ECMOHO Limited shareholders’ (deficit)/equity	84,124,893		(32,533,454)
Total liabilities, mezzanine equity and shareholders’ (deficit)/equity	94,327,051		42,890,804
ECMOHO LIMITED | Class A-1 Convertible Redeemable Preferred Shares
Mezzanine equity:
Convertible Redeemable Preferred Shares			19,495,152
ECMOHO LIMITED | Class A-2 Convertible Redeemable Preferred Shares
Mezzanine equity:
Convertible Redeemable Preferred Shares			26,083,210
ECMOHO LIMITED | Series A Convertible Redeemable Preferred Shares
Mezzanine equity:
Convertible Redeemable Preferred Shares			22,875,144
ECMOHO LIMITED | Class A Ordinary Shares
Stockholders’ (deficit)/equity:
Ordinary Shares	635		155
ECMOHO LIMITED | Class B Ordinary Shares
Stockholders’ (deficit)/equity:
Ordinary Shares	$ 752		$ 752